Inventories (Tables)	12 Months Ended
Dec. 31, 2011
Inventory Disclosure [Abstract]
Inventories
Inventories consist of the following:

	As of December 31,
	2011	2010
In millions
Raw materials and supplies	$121.6	$104.8
Goods and work-in-process	97.7	58.0
Finished goods	102.5	51.8
Total inventories	$321.8	$214.6